Provisions (Details) - Schedule of provisions - AUD ($)		Jun. 30, 2022	Jun. 30, 2021
Provisions (Details) - Schedule of provisions [Line Items]
Current		$ 656,267	$ 537,368
Non-Current		13,753	9,768
Annual Leave [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Current	[1]	371,877	273,876
Long Service Leave [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Current	[1],[2]	284,390	263,492
Non-Current	[2]	$ 13,753	$ 9,768

[1]	Movements in provisions
[2]	Amounts not expected to be settled within the next 12 months